CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Net profit (loss)	$ (358,527)	$ 704,226	$ 1,031,599
Remeasurements of defined benefit plans
Other comprehensive income before tax gains losses on remeasurements of defined benefit plans	(2,726)	(20,011)	(1,479)
Other comprehensive income that will not be reclassified to profit or loss before tax	(2,726)	(20,011)	(1,479)
Exchange differences on translation
Gains (losses) on exchange differences on translation, before tax	121,470	57,867	(80,965)
Other comprehensive income before tax exchange differences on translation	121,470	57,867	(80,965)
Cash flow hedges
Gains (losses) on cash flow hedges, before tax	(72,816)	186,911	(84,879)
Reclassification adjustments on cash flow hedges before tax	(1,634)	(9,577)	(45,426)
Other comprehensive income before tax cash flow hedges	(74,450)	177,334	(130,305)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss before tax	308	9,968	2,590
Other Comprehensive income that will be reclassified to profit or loss before tax	47,328	245,169	(208,680)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss before tax
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	736	5,403	438
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss before tax	736	5,403	438
Income tax relating to components of other comprehensive Income that will be reclassified to profit or loss before tax
Income tax relating to exchange differences on translation of other comprehensive income	135,171	0	0
Income tax relating to cash flow hedges of other comprehensive income	19,610	(50,587)	30,453
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss	(218)	(2,396)	(696)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	154,563	(52,983)	29,757
Other comprehensive income (loss)	199,901	177,578	(179,964)
Total comprehensive income (loss)	(158,626)	881,804	851,635
Comprehensive Income attributable to
Comprehensive income (loss), attributable to owners of parent company	(158,848)	882,057	857,938
Comprehensive income (loss), attributable to non-controlling interests	222	(253)	(6,303)
Total comprehensive income (loss)	$ (158,626)	$ 881,804	$ 851,635